Inventory - Schedule of Reconciliation of the Company’s Biological Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Company’s Biological Assets [Abstract]
Balance, beginning of the year		$ 809,180
Loss on change in fair value of biological assets		(822,942)
Movement in exchange rate		13,762
Balance, end of the year